FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets/Liabilties Measured At Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities	$ 104	$ 426
Foreign currency derivative contracts	41	(19)
Total financial liabilities		(19)
Total financial assets	145	426
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities	104	426
Foreign currency derivative contracts	41	(19)
Total financial liabilities		(19)
Total financial assets	145	426
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities	104	426
Foreign currency derivative contracts
Total financial liabilities
Total financial assets	104	426
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities
Foreign currency derivative contracts	41	(19)
Total financial liabilities		(19)
Total financial assets	41
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities
Foreign currency derivative contracts
Total financial liabilities
Total financial assets